Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Lifezone Metals Limited
Document Type	POS AM
Amendment Flag	true
Amendment Description	On June 23, 2023, the registrant filed a Registration Statement on Form F-1 (Registration No. 333-272865), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on September 29, 2023 (“Registration Statement”).This post-effective amendment is being filed to solely update (i) the cover page of the Registration Statement to reflect the registrant’s appointment of an agent in the United States to accept service of process, (ii) the date of the prospectus, (iii) the most recent closing prices of the Lifezone Metals Ordinary Shares and Lifezone Warrants (each as defined in the Registration Statement) on the New York Stock Exchange, respectively, and (iv) the date of the signature pages to the Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001958217
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	Y8